Contingent Liabilities and Commitments (Narrative) (Details) ₪ in Thousands, $ in Thousands		1 Months Ended										12 Months Ended
	May 12, 2023 USD ($)	Sep. 30, 2024 ILS (₪)	Jun. 30, 2023 ILS (₪)	Jun. 30, 2023 USD ($)	Feb. 28, 2023 ILS (₪)	Feb. 28, 2023 USD ($)	Mar. 31, 2022 ILS (₪)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($) shares	Jan. 31, 2016 ILS (₪)	Jan. 31, 2016 USD ($)	Dec. 31, 2030 ILS (₪)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Jul. 31, 2024 shares	Dec. 31, 2023 USD ($)	Sep. 30, 2022 shares	Jul. 22, 2022 shares	May 31, 2020 USD ($)
Disclosure of contingent liabilities in business combination [line items]
Aggregate consideration paid									$ 36,000
Amount payable to construction contractor																									$ 42,000
Selling, general and administrative expense															$ 95,949		$ 84,715	$ 99,936
Cash and cash equivalents															1,015,851			535,171		$ 474,544		$ 696,838
Construction Agreement Between Opchadera And Idom Servicios Integrados [Member]
Disclosure of contingent liabilities in business combination [line items]
Construction cost										₪ 639,000	$ 185,000
Corporate guarantees											$ 10,500
Amount payable to construction contractor																		$ 14,000
Opc Member
Disclosure of contingent liabilities in business combination [line items]
Number of shares issued | shares									43												31,250,000		12,500,000	9,443,800
OPC Rotem [Member]
Disclosure of contingent liabilities in business combination [line items]
Consideration amount reduced																			₪ 9,000	3,000
Share of set out in settlement agreement					₪ 2,000	$ 523
OPC Hadera [Member]
Disclosure of contingent liabilities in business combination [line items]
Compensation to customers paid																₪ 74,000	21,000
Compensation amount includes offset																	14,000
Compensation to customers paid net																25,000	7,000
Consideration amount reduced																			₪ 7,000	$ 2,000
Income Before Income Tax Construction Cost																41,000						11,000
Property Plant And Equipment Of Construction Cost																₪ 33,000						$ 9,000
Cost of goods sold														₪ 18,000	$ 5,000
Iec Power Purchase Agreement [Member]
Disclosure of contingent liabilities in business combination [line items]
Acquisition cost of energy paid							₪ 5,500	$ 2,000
Percentage of correspondences tariff														25.00%	25.00%
Imposition Of Excise Tax [Member]
Disclosure of contingent liabilities in business combination [line items]
Increase in excise tax on natural gas | ₪		₪ 19										₪ 192	₪ 33
CPV Maple Hill, LLC [Member]
Disclosure of contingent liabilities in business combination [line items]
Amount of investment agreement with tax equity	$ 82,000
Percentage of completion of construction works of Mechanical completion	20.00%
Percentage of completion of commercial operation date	80.00%
Percentage of participation in distributable free cash flow	40.00%
Amount in grant in consideration														₪ 278,000	$ 75,000		$ 75,000
Percentage of grant in consideration of nominal value																95.00%	95.00%
Engineering, Procurement and Construction [Member]
Disclosure of contingent liabilities in business combination [line items]
Maximum contingent consideration paid			₪ 650,000	$ 175,000